Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share
Net loss	$ (31,041,659)	$ (3,565,285)	$ 5,017,546
Less: Net loss attributable to non-controlling interests	(18,416)	(323,515)	(565,301)
Less: Deemed dividend to warrants holders	401,000	0	0
Net (loss) income attributable to common stockholders of Tantech Holdings Ltd	$ (31,424,243)	$ (3,241,770)	$ 5,582,847
Weighted average shares Outstanding - Basic	2,303,740	423,174	69,186
Dilutive securities - Unexercised warrants	0	0	0
Weighted average shares outstanding - Diluted	2,303,740	423,174	69,186
(Loss) earnings per share - Basic	$ (13.64)	$ (7.66)	$ 80.69
(Loss) earnings per share - Diluted	$ (13.64)	$ (7.66)	$ 80.69